UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Growth and Income Fund
Statement of Investments (Unaudited)
January 31, 2005

Common Stock-98.4%	Shares		Value($)

Consumer Discretionary-9.8%
Carnival	149,400		8,605,440
Comcast, Cl. A	182,564	[a]	5,876,735
Disney (Walt)	276,000		7,901,880
Federated Department Stores	93,000		5,282,400
Hilton Hotels	514,800		11,454,300
International Game Technology	98,000		3,067,400
Lamar Advertising	121,100	[a]	5,204,878
PetSmart	110,000		3,325,300
Staples	250,600		8,204,644
Target	94,000		4,772,380
Time Warner	399,650	[a]	7,193,700
Univision Communications, Cl. A	128,000	[a]	3,495,680
Viacom, Cl. B	224,935		8,399,073
			82,783,810

Consumer Staples-7.9%
Altria Group	261,000		16,659,630
General Mills	56,000		2,967,440
PepsiCo	327,900		17,608,230
Procter & Gamble	209,000		11,125,070
Wal-Mart Stores	346,000		18,130,400
			66,490,770

Energy-8.8%
Anadarko Petroleum	125,700		8,322,597
BP, ADR	78,000		4,650,360
ChevronTexaco	330,600		17,984,640
ConocoPhillips	57,000		5,289,030
Exxon Mobil	738,400		38,101,440
			74,348,067

Financial-19.5%
American International Group	240,673		15,954,213
Axis Capital Holdings	102,000		2,790,720
Bank of America	579,800		26,885,326
Bank of New York	137,000		4,070,270
Capital One Financial	71,000		5,557,880
Citigroup	521,271		25,568,343
Countrywide Financial	364,300		13,479,100
Federal National Mortgage Association	161,500		10,429,670

Fidelity National Financial	132,000		5,784,240
Fifth Third Bancorp	80,000		3,717,600
Goldman Sachs Group	93,800		10,116,330
J.P. Morgan Chase & Co.	306,780		11,452,097
Merrill Lynch	167,400		10,055,718
Morgan Stanley	174,100		9,742,636
Willis Group Holdings	218,000		8,432,240
			164,036,383

Health Care-14.7%
Bard (C.R.)	48,000		3,254,400
Bristol-Myers Squibb	301,200		7,060,128
Fisher Scientific International	146,200	[a]	9,232,530
Genzyme	119,300	[a]	6,944,453
Gilead Sciences	125,600	[a]	4,157,360
Hospira	160,500	[a]	4,636,845
Johnson & Johnson	251,000		16,239,700
Eli Lilly & Co.	92,700		5,028,048
Medtronic	93,500		4,907,815
Novartis, ADR	416,500		19,942,020
PacifiCare Health Systems	110,000	[a]	6,768,300
Pfizer	129,000		3,116,640
Schering-Plough	860,000		15,961,600
St. Jude Medical	213,000	[a]	8,366,640
Thermo Electron	278,000	[a]	8,323,320
			123,939,799

Industrials-11.9%
AMR	239,000	[a]	2,055,400
Caterpillar	101,600		9,052,560
Danaher	100,000		5,488,000
Eaton	185,900		12,639,341
Emerson Electric	185,300		12,459,572
General Electric	941,000		33,998,330
3M	70,000		5,905,200
Tyco International	170,000		6,143,800
United Parcel Service, Cl. B	101,600		7,587,488
United Technologies	49,000		4,933,320
			100,263,011

Information Technology-17.4%
Accenture	178,900	[a]	4,660,345
Altera.	233,600	[a]	4,485,120
Amdocs	186,000	[a]	5,533,500
Cisco Systems	526,000	[a]	9,489,040
Computer Sciences	56,900	[a]	2,931,488

Dell	352,500	[a]	14,720,400
EMC	468,700	[a]	6,139,970
First Data	99,000		4,033,260
Intel	499,000		11,202,550
International Business Machines	225,200		21,038,184
Microsoft	827,000		21,733,560
Motorola	672,200		10,580,428
National Semiconductor	248,000		4,198,640
Oracle	783,600	[a]	10,790,172
QUALCOMM	130,000		4,841,200
Texas Instruments	142,000		3,295,820
VeriSign	259,000	[a]	6,692,560
			146,366,237

Materials-2.8%
Air Products & Chemicals	119,800		7,057,418
du Pont(E.I.) de Nemours	282,900		13,454,724
Sigma-Aldrich	44,000		2,765,400
			23,277,542

Telecommunication Services-2.5%
SBC Communications	488,400		11,604,384
Verizon Communications	267,900		9,534,561
			21,138,945

Utilities-3.1%
Consolidated Edison	100,000		4,387,000
Dominion Resources	68,000		4,717,840
Exelon	112,000		4,956,000
FPL Group	59,000		4,521,760
KeySpan	74,000		2,920,780
Southern	147,000		4,964,190
			26,467,570

Total Common Stocks
(cost $696,904,907)			829,112,134

Other Investments-1.7%	Shares		Value($)

Registered Investment Companies:
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $14,312,000)	14,312,000	[c]	14,312,000

Investment Of Cash Collateral
for Securities Loaned-.8%	Shares		Value($)

Registered Investment Company:
Dreyfus Institutional Cash Advantage Fund
(cost 6,651,000)	6,651,000 [c]	6,651,000
Total Investments(cost $711,216,907)	100.9%	850,075,134
Liabilities, Less Cash and Receivables	(.9%)	(7,378,617)
Net Assets	100.0%	842,696,518

a Non-income producing.
b All or a portion of these securities are on loan. At January 31, 2005, the total market value of the fund's securities on loan is
$6,442,400 and the total market value of the collateral held by fund is $6,651,000.
c Investments in affiliated money market mutual funds.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)